Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment

December 31, 2017	AEP		AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Regulated Property, Plant and Equipment
Generation	$20,406.5	(a)	$—	$—	$6,446.9	$4,445.9	$—	$1,577.2	$4,624.9	(a)
Transmission	18,942.3		3,053.6	5,336.1	3,019.9	1,504.0	2,419.2	858.8	1,679.8
Distribution	19,865.9		3,718.6	—	3,763.8	2,069.3	4,626.4	2,445.1	2,095.8
Other	3,224.8		457.6	130.0	399.5	552.3	485.5	282.0	416.8
CWIP	3,972.6	(a)	834.4	1,312.7	483.0	460.2	410.1	111.3	220.7	(a)
Less: Accumulated Depreciation	16,906.7		1,399.4	170.4	3,891.1	3,011.7	2,183.9	1,393.6	2,520.5
Total Regulated Property, Plant and Equipment - Net	49,505.4		6,664.8	6,608.4	10,222.0	6,020.0	5,757.3	3,880.8	6,517.5
Nonregulated Property, Plant and Equipment - Net	756.1		160.3	1.4	23.1	30.4	9.5	5.4	114.5
Total Property, Plant and Equipment - Net	$50,261.5		$6,825.1	$6,609.8	$10,245.1	$6,050.4	$5,766.8	$3,886.2	$6,632.0

December 31, 2016	AEP		AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Regulated Property, Plant and Equipment
Generation	$19,703.9	(a)	$—	$—	$6,332.8	$4,056.1	$—	$1,559.3	$4,607.6	(a)
Transmission	16,658.6		2,623.6	3,973.5	2,796.9	1,472.8	2,319.2	832.8	1,584.2
Distribution	18,898.2		3,527.2	—	3,569.1	1,899.3	4,457.2	2,322.4	2,020.6
Other	2,902.0		432.1	98.3	345.1	507.7	433.4	227.3	399.3
CWIP	3,072.2	(a)	385.0	981.3	390.3	654.2	221.5	148.2	113.7	(a)
Less: Accumulated Depreciation	16,101.5		1,354.4	99.6	3,631.5	2,989.9	2,115.1	1,272.7	2,411.5
Total Regulated Property, Plant and Equipment - Net	45,133.4		5,613.5	4,953.5	9,802.7	5,600.2	5,316.2	3,817.3	6,313.9
Nonregulated Property, Plant and Equipment - Net	505.9		167.2	1.1	23.1	27.3	9.4	5.9	115.6
Total Property, Plant and Equipment - Net	$45,639.3	(b)	$5,780.7	$4,954.6	$9,825.8	$5,627.5	$5,325.6	$3,823.2	$6,429.5

(a)	AEP and SWEPCo’s regulated generation and regulated CWIP include amounts related to SWEPCo’s Arkansas jurisdictional share of the Turk Plant.

(b)
Amount excludes $1.8 billion of Property, Plant and Equipment - Net classified as Assets Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.

Depreciation, Depletion and Amortization - Regulated

AEP
	2017						2016						2015
Functional Class of Property	Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges			Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges			Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges
				(in years)						(in years)						(in years)
Generation	2.3%	-	3.7%	20	-	132	2.1%	-	4.0%	35	-	132	0.4%	-	3.1%	35	-	132
Transmission	1.6%	-	2.7%	15	-	100	1.5%	-	2.7%	15	-	100	1.4%	-	2.7%	15	-	81
Distribution	2.7%	-	3.7%	5	-	156	2.6%	-	3.7%	7	-	156	2.5%	-	3.7%	7	-	75
Other	2.3%	-	9.2%	5	-	84	3.1%	-	8.6%	5	-	84	2.9%	-	11.8%	5	-	75

AEP Texas
	2017				2016				2015
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Transmission	1.7%	45	-	81	1.8%	45	-	81	1.8%	45	-	81
Distribution	3.6%	7	-	70	3.3%	7	-	70	3.3%	7	-	70
Other	8.7%	5	-	50	8.3%	5	-	50	9.7%	5	-	50

AEPTCo
	2017				2016				2015
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Transmission	1.7%	20	-	100	1.6%	20	-	100	1.4%	20	-	75

APCo
	2017				2016				2015
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Generation	3.1%	35	-	112	3.1%	35	-	121	3.1%	35	-	121
Transmission	1.6%	15	-	68	1.5%	15	-	68	1.6%	15	-	68
Distribution	3.7%	10	-	57	3.7%	10	-	57	3.6%	10	-	57
Other	6.5%	5	-	55	6.0%	5	-	55	8.3%	5	-	55

I&M
	2017				2016				2015
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Generation	2.4%	20	-	132	2.4%	59	-	132	2.5%	59	-	132
Transmission	1.7%	50	-	75	1.7%	50	-	75	1.7%	50	-	75
Distribution	2.7%	10	-	70	2.8%	10	-	70	2.8%	10	-	70
Other	8.4%	5	-	45	8.6%	5	-	45	11.8%	5	-	45

OPCo
	2017				2016				2015
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Transmission	2.3%	39	-	60	2.3%	39	-	60	2.3%	39	-	60
Distribution	2.8%	5	-	57	2.8%	7	-	57	2.8%	7	-	57
Other	6.2%	5	-	50	5.9%	5	-	50	7.2%	5	-	50

PSO
	2017				2016				2015
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Generation	2.4%	35	-	85	2.4%	35	-	85	1.7%	35	-	70
Transmission	2.2%	45	-	100	2.2%	45	-	100	1.9%	40	-	75
Distribution	2.7%	27	-	156	2.7%	27	-	156	2.5%	7	-	65
Other	7.4%	5	-	84	6.4%	5	-	84	4.6%	5	-	40

SWEPCo
	2017				2016				2015
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Generation	2.3%	40	-	70	2.1%	40	-	70	2.2%	40	-	70
Transmission	2.3%	50	-	73	2.2%	50	-	70	2.3%	50	-	70
Distribution	2.7%	25	-	70	2.6%	25	-	65	2.6%	25	-	65
Other	7.2%	5	-	55	6.8%	5	-	51	5.5%	5	-	51

Allowance For Equity Funds Used During Construction

	Years Ended December 31,
Company	2017	2016	2015
	(in millions)
AEP	$93.7	$113.2	$131.9
AEP Texas	6.8	9.2	6.7
AEPTCo	52.3	52.3	53.0
APCo	9.2	11.7	13.8
I&M	11.1	15.3	11.6
OPCo	6.4	6.0	8.8
PSO	0.5	6.2	8.8
SWEPCo	2.4	11.0	26.4

Allowance For Borrowed Funds Used During Construction

	Years Ended December 31,
Company	2017	2016	2015
	(in millions)
AEP	$48.6	$51.7	$61.3
AEP Texas	6.8	5.9	4.5
AEPTCo	20.2	15.6	17.7
APCo	5.3	6.3	6.9
I&M	6.7	7.2	5.0
OPCo	3.8	3.3	4.8
PSO	1.1	3.4	5.0
SWEPCo	2.1	6.9	14.8